CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	484	570	651
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	539	490	489
Deferred income taxes (Note 7)	140	187	211
Pension funding in excess of expense (Note 23)	(61)	(647)	(801)
Asset impairment (Note 3)	265
Labour restructuring, net (Note 4)	50
Other operating activities, net	(84)	(112)	(32)
Change in non-cash working capital balances related to operations (Note 10)	(5)	24	(16)
Cash provided by operating activities	1,328	512	502
Investing activities
Additions to properties (Note 14)	(1,148)	(1,104)	(726)
Proceeds from sale of properties and other assets	145	71	89
Other	(8)	(11)	2
Cash used in investing activities	(1,011)	(1,044)	(635)
Financing activities
Dividends paid	(223)	(193)	(174)
Issuance of common shares (Note 22)	198	29	32
Collection of receivable from financial institution (Note 12)			220
Issuance of long-term debt (Note 18)	71	757	355
Repayment of long-term debt (Note 18)	(50)	(401)	(613)
Net (decrease) increase in short-term borrowing (Note 18)	(27)	28	9
Other	1	(3)	3
Cash (used in) provided by financing activities	(30)	217	(168)
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	(1)	1	(17)
Cash position
Increase (decrease) in cash and cash equivalents	286	(314)	(318)
Cash and cash equivalents at beginning of year	47	361	679
Cash and cash equivalents at end of year (Note 11)	333	47	361
Supplemental disclosures of cash flow information:
Income taxes (refunded) paid	(3)	4	8
Interest paid	278	271	347